Other disclosures - Risk Management and Principal Risks (audited)	12 Months Ended
Dec. 31, 2019
Other disclosures - Risk Management and Principal Risks
Other disclosures - Risk Management and Principal Risks (audited)

Credit risk management (audited)

The risk of loss to the Barclays Bank Group from the failure of clients, customers or counterparties, including sovereigns, to fully honour their obligations to the Barclays Bank Group, including the whole and timely payment of principal, interest, collateral and other receivables.

Overview The credit risk that the Barclays Bank Group faces arises from wholesale and retail loans and advances together with the counterparty credit risk arising from derivative contracts with clients; trading activities, including: debt securities, settlement balances with market counterparties, FVOCI assets and reverse repurchase loans.

Credit risk management objectives are to:

▪maintain a framework of controls to oversee credit risk;

▪identify, assess and measure credit risk clearly and accurately across the Barclays Bank Group and within each separate business, from the level of individual facilities up to the total portfolio;

▪control and plan credit risk taking in line with external stakeholder expectations and avoiding undesirable concentrations; and

▪monitor credit risk and adherence to agreed controls.

Organisation, roles and responsibilities

The first line of defence has primary responsibility for managing credit risk within the risk appetite and limits set by the Risk function, supported by a defined set of policies, standards and controls. In the Barclays Bank Group, business risk committees (attended by the first line) monitor and review the credit risk profile of each business unit where the most material issues are escalated to the Retail Credit Risk Management Committee, Wholesale Credit Risk Management Committee and the Barclays Group Risk Committee.

Wholesale and retail portfolios are managed separately to reflect the differing nature of the assets; wholesale balances tend to be larger and are managed on an individual basis, while retail balances are greater in number but lesser in value and are, therefore, managed in aggregated segments.

The responsibilities of the credit risk management teams in the businesses, the sanctioning team and other shared services include: sanctioning new credit agreements (principally wholesale); setting strategies for approval of transactions (principally retail); setting risk appetite; monitoring risk against limits and other parameters; maintaining robust processes, data gathering, quality, storage and reporting methods for effective credit risk management; performing effective turnaround and workout scenarios for wholesale portfolios via dedicated restructuring and recoveries teams; maintaining robust collections and recovery processes/units for retail portfolios; and review and validation of credit risk measurement models. The credit risk management teams in the Barclays Bank Group are accountable to the Barclays Bank PLC CRO, who reports to the Barclays Group CRO.

For wholesale portfolios, credit risk managers are organised in sanctioning teams by geography, industry and/or product. In wholesale portfolios, credit risk approval is undertaken by experienced credit risk professionals operating within a clearly defined delegated authority framework, with only the most senior credit officers assigned the higher levels of delegated authority. The largest credit exposures, which are outside the Risk Sanctioning Unit or Risk Distribution Committee authority, require the support of the Barclays Bank PLC Senior Credit Officer. For exposures in excess of the Barclays Bank PLC Senior Credit Officer’s authority, approval by the Barclays Group Senior Credit Officer/Barclays PLC Board Risk Committee is also required. The Barclays Group Credit Risk Committee, attended by the Barclays Bank PLC Senior Credit Officer, provides a formal mechanism for the Barclays Group Senior Credit Officer to exercise the highest level of credit authority over the most material Barclays Group single name exposures.

Credit risk mitigation

The Barclays Bank Group employs a range of techniques and strategies to actively mitigate credit risks. These can broadly be divided into three types:

▪netting and set-off

▪collateral

▪risk transfer.

Netting and set-off

Credit risk exposures can be reduced by applying netting and set-off. For derivative transactions, the Barclays Bank Group’s normal practice is to enter into standard master agreements with counterparties (e.g. ISDAs). These master agreements typically allow for netting of credit risk exposure to a counterparty resulting from derivative transactions against the obligations to the counterparty in the event of default, and so produce a lower net credit exposure. These agreements may also reduce settlement exposure (e.g. for foreign exchange transactions) by allowing payments on the same day in the same currency to be set-off against one another.

Collateral The Barclays Bank Group has the ability to call on collateral in the event of default of the counterparty, comprising:

▪home loans: a fixed charge over residential property in the form of houses, flats and other dwellings.

▪wholesale lending: a fixed charge over commercial property and other physical assets, in various forms.

▪other retail lending: includes charges over motor vehicles and other physical assets; second lien charges over residential property and finance lease receivables.

▪derivatives: the Barclays Bank Group also often seeks to enter into a margin agreement (e.g. Credit Support Annex) with counterparties with which the Barclays Bank Group has master netting agreements in place. These annexes to master agreements provide a mechanism for further reducing credit risk, whereby collateral (margin) is posted on a regular basis (typically daily) to collateralise the mark to market exposure of a derivative portfolio measured on a net basis.

▪reverse repurchase agreements: collateral typically comprises highly liquid securities which have been legally transferred to the Barclays Bank Group subject to an agreement to return them for a fixed price.

▪financial guarantees and similar off-balance sheet commitments: cash collateral may be held against these arrangements.

Risk transfer

A range of instruments including guarantees, credit insurance, credit derivatives and securitisation can be used to transfer credit risk from one counterparty to another. These mitigate credit risk in two main ways:

▪if the risk is transferred to a counterparty which is more creditworthy than the original counterparty, then overall credit risk is reduced

▪where recourse to the first counterparty remains, both counterparties must default before a loss materialises. This is less likely than the default of either counterparty individually so credit risk is reduced.

Market risk management (audited)

The risk of loss arising from potential adverse changes in the value of the Barclays Bank Group’s assets and liabilities from fluctuation in market variables including, but not limited to, interest rates, foreign exchange, equity prices, commodity prices, credit spreads, implied volatilities and asset correlations.

Overview

Market risk arises primarily as a result of client facilitation in wholesale markets, involving market making activities, risk management solutions and execution of syndications. Upon execution of a trade with a client, the Barclays Bank Group will look to hedge against the risk of the trade moving in an adverse direction. Mismatches between client transactions and hedges result in market risk due to changes in asset prices, volatility or correlations.

Organisation, roles and responsibilities

Market risk in the businesses resides primarily in CIB and Treasury. These businesses have the mandate to assume market risk. The front office and Treasury trading desks are responsible for managing market risk on a day-to-day basis, where they are required to understand and adhere to all limits applicable to their businesses. The Market Risk team support the trading desks with the day-to-day limit management of market risk exposures through governance processes which are outlined in supporting market risk policies and standards.

Market risk oversight and challenge is provided by business committees and Barclays Group committees, including the Market Risk Committee.

The objectives of market risk management are to:

▪Identify, understand and control market risk by robust measurement, limit setting, reporting and oversight

▪facilitate business growth within a controlled and transparent risk management framework

▪control market risk in the businesses according to the allocated appetite.

To meet the above objectives, a governance structure is in place to manage these risks consistent with the ERMF.

The Barclays Bank PLC Board Risk Committee recommends market risk appetite to the Barclays Bank PLC Board for their approval, within the parameters set by the Barclays PLC Board.

The Market Risk Committee approves and makes recommendations concerning the Barclays Group-wide market risk profile to the Barclays Group Risk Committee. This includes overseeing the operation of the Market Risk Framework and associated standards and policies; reviewing market or regulatory issues and limits and utilisation. The committee is chaired by the Market Risk Principal Risk Lead and attendees include the business heads of market risk and business aligned market risk managers.

Management value at risk (VaR)

VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a two-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books.

In some instances, historical data is not available for particular market risk factors for the entire look-back period, for example, complete historical data would not be available for an equity security following an initial public offering. In these cases, market risk managers will proxy the unavailable market risk factor data with available data for a related market risk factor.

Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.

See page 39 for a review of management VaR in 2019.

Treasury and capital risk management

This comprises:

Liquidity risk: The risk that Barclays Bank Group is unable to meet its contractual or contingent obligations or that it does not have the appropriate amount, tenor and composition of funding and liquidity to support its assets.

Capital risk: The risk that Barclays Bank Group has an insufficient level or composition of capital to support its normal business activities and to meet its regulatory capital requirements under normal operating environments or stressed conditions (both actual and as defined for internal planning or regulatory testing purposes). This also includes the risk from Barclays Bank Group’s pension plans.

Interest rate risk in the banking book: The risk that Barclays Bank Group is exposed to capital or income volatility because of a mismatch between the interest rate exposures of its (non traded) assets and liabilities.

The Barclays Bank Group Treasury manages treasury and capital risk exposure on a day-to-day basis with the Barclays Group Treasury Committee acting as the principal management body. The Barclays Group Treasury and Capital Risk function is responsible for oversight and provide insight into key capital, liquidity, interest rate risk in the banking book (IRRBB) and pension risk management activities.

Liquidity risk management (audited)

Overview

The efficient management of liquidity is essential to the Barclays Bank Group in order to retain the confidence of the financial markets and maintain the sustainability of the business. The liquidity risk control framework is used to manage all liquidity risk exposures under both BAU and stressed conditions. The framework is designed to maintain liquidity resources that are sufficient in amount, quality and funding tenor profile to support the liquidity risk appetite as expressed by the Barclays Bank PLC Board. The liquidity risk appetite is monitored against both internal and regulatory liquidity metrics.

Organisation, roles and responsibilities

Treasury has the primary responsibility for managing liquidity risk within the set risk appetite. Both Risk and Treasury contribute to the production of the Internal Liquidity Adequacy Assessment Process (ILAAP). The Treasury and Capital Risk function is responsible for the management and governance of the liquidity risk mandate, as defined by the Barclays Bank PLC Board.

The liquidity risk control framework is designed to deliver the appropriate term and structure of funding, consistent with the liquidity risk appetite set by the Barclays Bank PLC Board.

The control framework incorporates a range of ongoing business management tools to monitor, limit and stress test the Barclays Bank Group balance sheet and contingent liabilities. Limit setting and transfer pricing are tools that are designed to control the level of liquidity risk taken and drive the appropriate mix of funds. In addition, Barclays maintains a Group recovery plan which includes application to the Barclays Bank Group. Together, these tools reduce the likelihood that a liquidity stress event could lead to an inability to meet the Barclays Bank Group’s obligations as they fall due.

The Barclays Bank PLC Board approves the Barclays Bank Group funding plan, internal stress tests and results of regulatory stress tests. The Barclays Bank PLC Treasury Committee is responsible for monitoring and managing liquidity risk in line with the Barclays Bank Group’s funding management objectives, funding plan and risk frameworks. The Barclays Group Treasury and Capital Risk Committee monitors and reviews the liquidity risk profile and control environment, providing second line oversight of the management of liquidity risk. The Barclays Bank PLC Board Risk Committee reviews the risk profile, and annually reviews risk appetite and the impact of stress scenarios on the Barclays Bank Group funding plan/forecast in order to agree the Barclays Bank Group’s projected funding abilities.

Capital risk management (audited)

Overview

Capital risk is managed through ongoing monitoring and management of the capital position, regular stress testing and a robust capital governance framework. The objectives of the framework are to maintain adequate capital for the Barclays Bank Group and its legal entities to withstand the impact of the risks that may arise under normal and stressed conditions, and maintain adequate capital to cover current and forecast business needs and associated risks to provide a viable and sustainable business offering.

Organisation, roles and responsibilities

Treasury has the primary responsibility for managing and monitoring capital. The Barclays Bank Group Treasury and Capital Risk function provides oversight of capital risk and is an independent risk function that reports to the Barclays Bank Group CRO. Production of the Barclays Bank PLC Internal Capital Adequacy Assessment Process (ICAAP) is the responsibility of Treasury.

Capital risk management is underpinned by a control framework and policy. The capital management strategy, outlined in the relevant legal entity capital plans, is developed in alignment with the control framework and policy for capital risk, and is implemented consistently in order to deliver on the Barclays Bank Group’s objectives, which are aligned to those of the Barclays Group.

The Barclays Bank PLC Board approves the Barclays Bank PLC capital plan, internal stress tests and results of regulatory stress tests and those of the relevant Barclays Bank Group entities. The Barclays PLC Board also approves the Barclays Group recovery plan which takes into account management actions identified at the Barclays Bank Group level. The Barclays Bank PLC Treasury Committee together with the Barclays Group Treasury Committee are responsible for monitoring and managing capital risk in line with Barclays Bank Group’s capital management objectives, capital plan and risk frameworks. The BRC monitors and reviews the capital risk profile and control environment, providing second line oversight of the management of capital risk.

For the relevant Barclays Bank Group subsidiaries, local management assures compliance with an entity’s minimum regulatory capital requirements by reporting to local Asset and Liability Committees (or equivalents) with oversight by the Barclays Bank PLC Treasury Committee and the Barclays Group Treasury Committee, as required. In 2019, Barclays complied with all regulatory minimum capital requirements.

Pension risk

The Barclays Bank Group maintains a number of defined benefit pension schemes for past and current employees. The ability of schemes to meet pension payments is achieved with investments and contributions.

Pension risk arises because the market value of pension fund assets might decline; investment returns might reduce; or the estimated value of pension liabilities might increase. The Barclays Bank Group monitors the pension risks arising from its defined benefit pension schemes and works with Trustees to address shortfalls. In these circumstances the Barclays Bank Group could be required or might choose to make extra contributions to the pension fund. The Barclays Bank Group’s main defined benefit scheme was closed to new entrants in 2012.

Maximum exposure and effect of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2019	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	125,940	-	-	-	-	125,940
Cash collateral and settlement balances	79,486	-	-	-	-	79,486
Loans and advances at amortised cost:
Home loans	10,986	-	(293)	(10,582)	(69)	42
Credit cards, unsecured loans and other retail lending	33,503	-	(695)	(4,753)	(256)	27,799
Wholesale loans	97,147	(7,636)	(146)	(25,915)	(4,550)	58,900
Total loans and advances at amortised cost	141,636	(7,636)	(1,134)	(41,250)	(4,875)	86,741
Of which credit-impaired (Stage 3):
Home loans	764	-	(2)	(749)	(13)	-
Credit cards, unsecured loans and other retail lending	658	-	(7)	(271)	(3)	377
Wholesale loans	780	-	(9)	(209)	(19)	543
Total credit-impaired loans and advances at amortised cost	2,202	-	(18)	(1,229)	(35)	920
Reverse repurchase agreements and other similar secured lending	1,731	-	-	(1,731)	-	-
Trading portfolio assets:
Debt securities	51,880	-	-	(423)	-	51,457
Traded loans	5,378	-	-	(134)	-	5,244
Total trading portfolio assets	57,258	-	-	(557)	-	56,701
Financial assets at fair value through the income statement:
Loans and advances	19,137	-	(14)	(14,791)	(57)	4,275
Debt securities	5,220	-	-	-	-	5,220
Reverse repurchase agreements	97,823	-	(1,132)	(96,672)	-	19
Other financial assets	742	-	-	-	-	742
Total financial assets at fair value through the income statement	122,922	-	(1,146)	(111,463)	(57)	10,256
Derivative financial instruments	229,641	(176,022)	(33,469)	(5,403)	(5,564)	9,183
Financial assets at fair value through other comprehensive income	45,405	-	-	(305)	(727)	44,373
Other assets	614	-	-	-	-	614
Total on-balance sheet	804,633	(183,658)	(35,749)	(160,709)	(11,223)	413,294

Off-balance sheet:
Contingent liabilities	23,777	-	(400)	(4,412)	(159)	18,806
Loan commitments	270,027	-	(48)	(42,420)	(1,913)	225,646
Total off-balance sheet	293,804	-	(448)	(46,832)	(2,072)	244,452

Total	1,098,437	(183,658)	(36,197)	(207,541)	(13,295)	657,746

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank Group
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	136,359	-	-	-	-	136,359
Cash collateral and settlement balances	74,352	-	-	-	-	74,352
Loans and advances at amortised cost:
Home loans	13,160	-	(294)	(12,675)	(129)	62
Credit cards, unsecured loans and other retail lending	33,791	-	(607)	(5,063)	(427)	27,694
Corporate loans	90,008	(7,546)	(63)	(27,853)	(3,971)	50,575
Total loans and advances at amortised cost	136,959	(7,546)	(964)	(45,591)	(4,527)	78,331
Of which credit-impaired (Stage 3):
Home loans	887	-	(3)	(854)	(30)	-
Credit cards, unsecured loans and other retail lending	645	-	(6)	(231)	(38)	370
Corporate loans	558	-	-	(150)	(17)	391
Total credit-impaired loans and advances at amortised cost	2,090	-	(9)	(1,235)	(85)	761
Reverse repurchase agreements and other similar secured lending	1,613	-	(17)	(1,565)	-	31
Trading portfolio assets:
Debt securities	57,134	-	-	(451)	-	56,683
Traded loans	7,234	-	-	(154)	-	7,080
Total trading portfolio assets	64,368	-	-	(605)	-	63,763
Financial assets at fair value through the income statement:
Loans and advances	15,644	-	(11)	(9,690)	-	5,943
Debt securities	4,515	-	-	(445)	-	4,070
Reverse repurchase agreements	119,391	-	(2,996)	(115,951)	-	444
Other financial assets	528	-	-	-	-	528
Total financial assets at fair value through the income statement	140,078	-	(3,007)	(126,086)	-	10,985
Derivative financial instruments	222,683	(172,014)	(31,475)	(5,502)	(4,712)	8,980
Financial assets at fair value through other comprehensive income	44,983	-	-	-	(399)	44,584
Other assets	699	-	-	-	-	699
Total on-balance sheet	822,094	(179,560)	(35,463)	(179,349)	(9,638)	418,084

Off-balance sheet:
Contingent liabilities	19,394	-	(399)	(1,418)	(190)	17,387
Loan commitments	257,768	-	(89)	(36,852)	(1,288)	219,539
Total off-balance sheet	277,162	-	(488)	(38,270)	(1,478)	236,926

Total	1,099,256	(179,560)	(35,951)	(217,619)	(11,116)	655,010

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
Barclays Bank PLC
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	126,002	-	-	-	-	126,002
Cash collateral and settlement balances	66,196	-	-	-	-	66,196
Loans and advances at amortised cost:
Home loans	12,229	-	(267)	(11,820)	(95)	47
Credit cards, unsecured loans and other retail lending	4,716	-	(532)	(2,437)	(305)	1,442
Wholesale loans	139,819	(7,548)	(7,856)	(25,579)	(3,934)	94,902
Total loans and advances at amortised cost	156,764	(7,548)	(8,655)	(39,836)	(4,334)	96,391
Of which credit-impaired (Stage 3):
Home loans	828	-	(3)	(795)	(30)	-
Credit cards, unsecured loans and other retail lending	270	-	(6)	(220)	(38)	6
Wholesale loans	554	-	-	(149)	(17)	388
Total credit-impaired loans and advances at amortised cost	1,652	-	(9)	(1,164)	(85)	394
Reverse repurchase agreements and other similar secured lending	5,766	-	-	(5,766)	-	-
Trading portfolio assets:
Debt securities	37,812	-	-	(451)	-	37,361
Traded loans	7,234	-	-	(154)	-	7,080
Total trading portfolio assets	45,046	-	-	(605)	-	44,441
Financial assets at fair value through the income statement:
Loans and advances	31,902	-	(11)	(7,452)	-	24,439
Debt securities	3,997	-	-	-	-	3,997
Reverse repurchase agreements	143,277	-	(799)	(142,478)	-	-
Other financial assets	57	-	-	-	-	57
Total financial assets at fair value through the income statement	179,233	-	(810)	(149,930)	-	28,493
Derivative financial instruments	221,247	(171,095)	(31,191)	(5,474)	(4,712)	8,775
Financial assets at fair value through other comprehensive income	43,697	-	-	-	(399)	43,298
Other assets	762	-	-	(15)	-	747
Total on-balance sheet	844,713	(178,643)	(40,656)	(201,626)	(9,445)	414,343

Off-balance sheet:
Contingent liabilities	25,652	-	(390)	(1,348)	(187)	23,727
Loan commitments	191,732	-	(57)	(38,756)	(1,286)	151,633
Total off-balance sheet	217,384	-	(447)	(40,104)	(1,473)	175,360

Total	1,062,097	(178,643)	(41,103)	(241,730)	(10,918)	589,703

Expected Credit Losses

Loans and advances at amortised cost by product

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification. Impairment allowance under IFRS 9 considers both the drawn and the undrawn counterparty exposure. For retail portfolios, the total impairment allowance is allocated to the drawn exposure to the extent that the allowance does not exceed the exposure as ECL is not reported separately. Any excess is reported on the liability side of the balance sheet as a provision. For wholesale portfolios the impairment allowance on the undrawn exposure is reported on the liability side of the balance sheet as a provision.

Barclays Bank Group (audited)		Stage 2
As at 31 December 2019	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	9,604	544	48	82	674	1,056	11,334
Credit cards, unsecured loans and other retail lending	29,541	3,806	304	340	4,450	2,129	36,120
Wholesale loans	89,200	6,489	354	672	7,515	1,163	97,878
Total	128,345	10,839	706	1,094	12,639	4,348	145,332

Impairment allowance
Home loans	16	24	9	7	40	292	348
Credit cards, unsecured loans and other retail lending	362	523	99	162	784	1,471	2,617
Wholesale loans	114	219	8	7	234	383	731
Total	492	766	116	176	1,058	2,146	3,696

Net exposure
Home loans	9,588	520	39	75	634	764	10,986
Credit cards, unsecured loans and other retail lending	29,179	3,283	205	178	3,666	658	33,503
Wholesale loans	89,086	6,270	346	665	7,281	780	97,147
Total	127,853	10,073	590	918	11,581	2,202	141,636

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.8	8.5	5.9	27.7	3.1
Credit cards, unsecured loans and other retail lending	1.2	13.7	32.6	47.6	17.6	69.1	7.2
Wholesale loans	0.1	3.4	2.3	1.0	3.1	32.9	0.7
Total	0.4	7.1	16.4	16.1	8.4	49.4	2.5

As at 31 December 2018
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	11,486	663	50	147	860	1,194	13,540
Credit cards, unsecured loans and other retail lending	29,548	4,381	305	240	4,926	2,078	36,552
Wholesale loans	81,555	7,480	315	443	8,238	917	90,710
Total	122,589	12,524	670	830	14,024	4,189	140,802

Impairment allowance
Home loans	26	29	9	9	47	307	380
Credit cards, unsecured loans and other retail lending	356	694	118	160	972	1,433	2,761
Wholesale loans	107	214	11	11	236	359	702
Total	489	937	138	180	1,255	2,099	3,843

Net exposure
Home loans	11,460	634	41	138	813	887	13,160
Credit cards, unsecured loans and other retail lending	29,192	3,687	187	80	3,954	645	33,791
Wholesale loans	81,448	7,266	304	432	8,002	558	90,008
Total	122,100	11,587	532	650	12,769	2,090	136,959

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.4	18.0	6.1	5.5	25.7	2.8
Credit cards, unsecured loans and other retail lending	1.2	15.8	38.7	66.7	19.7	69.0	7.6
Wholesale loans	0.1	2.9	3.5	2.5	2.9	39.1	0.8
Total	0.4	7.5	20.6	21.7	8.9	50.1	2.7

Note

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m (December 2018: £9m) ECL on £124.7bn (December 2018: £119.6bn) Stage 1 assets and £2m (December 2018:£2m) on £0.8bn (December 2018: £0.5bn) Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets and £10m (December 2018: £nil) on £10m Stage 3 (December 2018: £nil) other assets. Loan commitments and financial guarantee contracts have total ECL of £252m (December 2018: £217m).

Barclays Bank PLC		Stage 2
As at 31 December 2019	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total[a]
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	4,138	48	2	62	112	878	5,128
Credit cards, unsecured loans and other retail lending	3,619	505	9	48	562	287	4,468
Wholesale loans	145,094	5,981	326	650	6,957	1,131	153,182
Total	152,851	6,534	337	760	7,631	2,296	162,778

Impairment allowance
Home loans	9	-	-	2	2	271	282
Credit cards, unsecured loans and other retail lending	24	23	6	6	35	76	135
Wholesale loans	112	223	7	7	237	349	698
Total	145	246	13	15	274	696	1,115

Net exposure
Home loans	4,129	48	2	60	110	607	4,846
Credit cards, unsecured loans and other retail lending	3,595	482	3	42	527	211	4,333
Wholesale loans	144,982	5,758	319	643	6,720	782	152,484
Total	152,706	6,288	324	745	7,357	1,600	161,663

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	-	-	3.2	1.8	30.9	5.5
Credit cards, unsecured loans and other retail lending	0.7	4.6	66.7	12.5	6.2	26.5	3.0
Wholesale loans	0.1	3.7	2.1	1.1	3.4	30.9	0.5
Total	0.1	3.8	3.9	2.0	3.6	30.3	0.7

As at 31 December 2018
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	10,673	604	49	146	799	1,134	12,606
Credit cards, unsecured loans and other retail lending	3,915	548	10	34	592	383	4,890
Wholesale loans	131,654	7,197	307	429	7,933	907	140,494
Total	146,242	8,349	366	609	9,324	2,424	157,990

Impairment allowance
Home loans	24	29	9	9	47	306	377
Credit cards, unsecured loans and other retail lending	19	29	7	6	42	113	174
Wholesale loans	99	201	11	11	223	353	675
Total	142	259	27	26	312	772	1,226

Net exposure
Home loans	10,649	575	40	137	752	828	12,229
Credit cards, unsecured loans and other retail lending	3,896	519	3	28	550	270	4,716
Wholesale loans	131,555	6,996	296	418	7,710	554	139,819
Total	146,100	8,090	339	583	9,012	1,652	156,764

Coverage ratio	%	%	%	%	%	%	%
Home loans	0.2	4.8	18.4	6.2	5.9	27.0	3.0
Credit cards, unsecured loans and other retail lending	0.5	5.3	70.0	17.6	7.1	29.5	3.6
Wholesale loans	0.1	2.8	3.6	2.6	2.8	38.9	0.5
Total	0.1	3.1	7.4	4.3	3.3	31.8	0.8

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. Explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired are included in page 115 The disclosure has been enhanced in 2019 to provide further granularity by product. Transfers between stages in the tables have been reflected as if they had taken place at the beginning of the year. The movements are measured over a 12-month

Loans and advances at amortised cost (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	11,486	26	860	47	1,194	307	13,540	380
Transfers from Stage 1 to Stage 2	(320)	(1)	320	1	-	-	-	-
Transfers from Stage 2 to Stage 1	301	11	(301)	(11)	-	-	-	-
Transfers to Stage 3	(103)	-	(94)	(12)	197	12	-	-
Transfers from Stage 3	13	-	70	2	(83)	(2)	-	-
Business activity in the year	785	1	-	-	-	-	785	1
Changes to models used for calculation[a]	-	-	-	-	-	-	-	-
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(793)	(19)	(58)	19	(70)	1	(921)	1
Final repayments	(1,042)	(1)	(61)	(2)	(159)	(5)	(1,262)	(8)
Disposals[b]	(723)	(1)	(62)	(4)	(2)	-	(787)	(5)
Write-offs[c]	-	-	-	-	(21)	(21)	(21)	(21)
As at 31 December 2019[d]	9,604	16	674	40	1,056	292	11,334	348

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	29,548	356	4,926	972	2,078	1,433	36,552	2,761
Transfers from Stage 1 to Stage 2	(1,611)	(41)	1,611	41	-	-	-	-
Transfers from Stage 2 to Stage 1	2,134	312	(2,134)	(312)	-	-	-	-
Transfers to Stage 3	(585)	(15)	(524)	(244)	1,109	259	-	-
Transfers from Stage 3	4	3	16	8	(20)	(11)	-	-
Business activity in the year	6,007	75	311	56	45	10	6,363	141
Changes to models used for calculation[a]	-	16	-	(57)	-	(7)	-	(48)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	(3,690)	(318)	410	346	341	1,018	(2,939)	1,046
Final repayments	(2,266)	(26)	(166)	(26)	(202)	(31)	(2,634)	(83)
Disposals[b]	-	-	-	-	(54)	(32)	(54)	(32)
Write-offs[c]	-	-	-	-	(1,168)	(1,168)	(1,168)	(1,168)
As at 31 December 2019[d]	29,541	362	4,450	784	2,129	1,471	36,120	2,617

Wholesale loans
As at 1 January 2019	81,555	107	8,238	236	917	359	90,710	702
Transfers from Stage 1 to Stage 2	(2,465)	(6)	2,465	6	-	-	-	-
Transfers from Stage 2 to Stage 1	2,905	42	(2,905)	(42)	-	-	-	-
Transfers to Stage 3	(305)	(1)	(381)	(13)	686	14	-	-
Transfers from Stage 3	52	-	92	15	(144)	(15)	-	-
Business activity in the year	31,714	44	1,496	22	31	-	33,241	66
Changes to models used for calculation[a]	-	(9)	-	(19)	-	-	-	(28)
Net drawdowns, repayments, net re-measurement and movements due to exposure and risk parameter changes	7,366	(33)	615	70	139	220	8,120	257
Final repayments	(31,622)	(30)	(2,105)	(41)	(362)	(91)	(34,089)	(162)
Disposals[b]	-	-	-	-	-	-	-	-
Write-offs[c]	-	-	-	-	(104)	(104)	(104)	(104)
As at 31 December 2019[d]	89,200	114	7,515	234	1,163	383	97,878	731

Notes

a Changes to models used for calculation include a £48m movement in Credit cards, unsecured loans and other retail lending and a £28m movement in Wholesale loans. These reflect methodology changes made during the year. Barclays continually review the output of models to determine accuracy of the ECL calculation including review of model monitoring, external benchmarking and experience of model operation over an extended period of time. This ensures that the models used continue to reflect the risks inherent across the businesses.

b The £787m movement of gross loans and advances disposed of across Home Loans relates to the sale of a portfolio of mortgages from the Italian loan book. The £54m disposal reported within Credit cards, unsecured loans and other retail lending portfolio relates to debt sales undertaken during the year.

c In 2019, gross write-offs amounted to £1,293m (2018: £1,456m) and post write-off recoveries amounted to £73m (2018: £86m). Net write-offs represent gross write-offs less post write-off recoveries and amounted to £1,220m (2018: £1,370m).

d Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018 £9m) on £124.7bn stage 1 assets (December 2018: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Reconciliation of ECL movement to impairment charge/(release) for the period	£m
Home loans	(6)
Credit cards, unsecured loans and other retail lending	1,056
Wholesale loans	133
ECL movement excluding assets derecognised due to disposals and write-offs	1,183
Post write-off recoveries	(73)
Exchange and other adjustments[a]	31
Impairment charge on loan commitments and financial guarantees	55
Impairment charge on other financial assets[b]	6
Income statement charge for the period	1,202

Notes

a Includes foreign exchange and interest and fees in suspense.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £125.5bn (December 2018: £120.1bn) and impairment allowance of £22m (December 2018: £11m). This comprises £10m ECL (December 2018 £9m) on £124.7bn stage 1 assets (December 2018: £119.6bn) and £2m (December 2018: £2m) on £0.8bn stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.5bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil).

Loan commitments and financial guarantees (audited)	Stage 1		Stage 2		Stage 3		Total
Barclays Bank Group	Gross	ECL	Gross	ECL	Gross	ECL	Gross	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
Home loans
As at 1 January 2019	15	-	1	-	-	-	16	-
Net transfers between stages	-	-	-	-	-	-	-	-
Business activity in the year	18	-	-	-	-	-	18	-
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1	-	(1)	-	-	-	-	-
Final repayments	-	-	-	-	-	-	-	-
As at 31 December 2019	34	-	-	-	-	-	34	-

Credit cards, unsecured loans and other retail lending
As at 1 January 2019	74,624	32	4,304	21	69	20	78,997	73
Net transfers between stages	251	4	(981)	(3)	730	(1)	-	-
Business activity in the year	13,322	2	173	-	6	6	13,501	8
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	1,169	(15)	(810)	(2)	(725)	(10)	(366)	(27)
Final repayments	(11,109)	(1)	(633)	(1)	(13)	(1)	(11,755)	(3)
As at 31 December 2019	78,257	22	2,053	15	67	14	80,377	51

Wholesale loans
As at 1 January 2019	173,951	59	12,139	83	352	2	186,442	144
Net transfers between stages	(881)	7	585	(8)	296	1	-	-
Business activity in the year	53,666	22	2,777	22	16	-	56,459	44
Net drawdowns, repayments, net re-measurement and movement due to exposure and risk parameter changes	686	(1)	1,211	36	238	41	2,135	76
Final repayments	(44,421)	(24)	(4,659)	(36)	(266)	(3)	(49,346)	(63)
As at 31 December 2019	183,001	63	12,053	97	636	41	195,690	201

Gross exposure for loans and advances at amortised cost (audited)
Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	266,173	49,592	9,081	324,846
Disposal of business to Barclays Bank UK PLC	(155,390)	(27,978)	(4,202)	(187,570)
Net transfers between stages	4,999	(6,196)	1,197	-
Business activity in the year	51,044	1,650	122	52,816
Net drawdowns and repayments	(5,635)	767	155	(4,713)
Final repayments	(33,493)	(3,811)	(654)	(37,958)
Disposals	(5,109)	-	(54)	(5,163)
Write-offs	-	-	(1,456)	(1,456)
As at 31 December 2018	122,589	14,024	4,189	140,802

Impairment allowance on loans and advances at amortised cost (audited)
Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	608	3,112	3,382	7,102
Disposal of business to Barclays Bank UK PLC	(168)	(1,490)	(1,278)	(2,936)
Net transfers between stages	664	(995)	331	-
Business activity in the year	191	114	57	362
Net re-measurement and movement due to exposure and risk parameter changes	(740)	597	1,189	1,046
UK economic uncertainty adjustment	-	50	-	50
Final repayments	(66)	(133)	(72)	(271)
Disposals	-	-	(54)	(54)
Write-offs	-	-	(1,456)	(1,456)
As at 31 December 2018[a]	489	1,255	2,099	3,843

Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs				1,187
Post write-off recoveries				(86)
Exchange and other adjustments				(212)
Impairment release on loan commitments and financial guarantees[b]				(48)
Impairment charge on other financial assets				3
Income statement charge/(release) for the period[c]				844

Notes

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income, accrued income and sundry debtors. These have a total gross exposure of £120.1bn (1 January 2018: £128.1bn) and impairment allowance of £11m (1 January 2018: £9m). This comprises £9m ECL on £119.6bn stage 1 assets and £2m on £0.5bn stage 2 fair value through other comprehensive income assets.

b Impairment release of £48m on loan commitments and financial guarantees represents reduction in impairment allowance excluding disposal of business to Barclays Bank UK PLC of £116m and exchange and other adjustments of £68m.

c Barclays Bank PLC transferred its UK banking business on 1 April 2018 to Barclays Bank UK PLC. Net impairment charge of £201m (Impairment charges: £217m and recoveries: £16m) relating to the UK banking business for the three months ended 31 March 2018 is included in the reconciliation in “Income statement charge/(release) for the period”.

Gross exposure for loan commitments and financial guarantees (audited)
Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	275,364	38,867	1,442	315,673
Disposal of business to Barclays Bank UK PLC	(60,848)	(6,113)	(294)	(67,255)
Net transfers between stages	14,517	(14,577)	60	-
Business activity in the year	64,155	749	-	64,904
Net drawdowns and repayments	(16,826)	5,505	(562)	(11,883)
Final repayments	(27,772)	(7,987)	(225)	(35,984)
As at 31 December 2018	248,590	16,444	421	265,455

Impairment allowance on loan commitments and financial guarantees (audited)
Barclays Bank Group	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	133	259	28	420
Disposal of business to Barclays Bank UK PLC	(36)	(51)	-	(87)
Net transfers between stages	42	(43)	1	-
Business activity in the year	18	-	-	18
Net re-measurement and movement due to exposure and risk parameter changes	(51)	(17)	44	(24)
Final repayments	(15)	(44)	(51)	(110)
As at 31 December 2018	91	104	22	217

Management adjustments to models for impairment (audited)

Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.

Total management adjustments to impairment allowance are presented by product below.

Management adjustments to models for impairment (audited)[a]
	2019		2018
	Management adjustments to impairment allowances	Proportion of total impairment allowances	Management adjustments to impairment allowances	Proportion of total impairment allowances
As at 31 December	£m	%	£m	%
Home loans	-	-	4	1.1
Credit cards, unsecured loans and other retail lending	3	0.1	(18)	(0.7)
Wholesale loans	(40)	(5.5)	(12)	(1.7)
Total	(37)	(1.0)	(26)	(0.7)

Note

aPositive values relate to an increase in impairment allowance.

Credit cards, unsecured loans and other retail lending: Following recent portfolio analysis and industry benchmarking, a release was applied to the US Cards portfolio to account for changes in the modelled lifetime of credit cards in Stage 2. This adjustment will be removed once updates to the model have been incorporated.

Wholesale loans: Adjustments include a release in Investment Bank to reduce inappropriate ECL sensitivity to a macroeconomic variable and model adjustments in CIB related to Probability of Default at origination and Loss Given Default floors.

A £50m ECL adjustment is held in CIB for the anticipated impact of economic uncertainty in the UK, first taken in December 2018 and retained as at 2019 year-end.

Measurement uncertainty and sensitivity analysis

The measurement of ECL involves complexity and judgement, including estimation of probabilities of default (PD), loss given default (LGD), a range of unbiased future economic scenarios, estimation of expected lives, estimation of exposures at default (EAD) and assessing significant increases in credit risk.

The Barclays Bank Group uses a five-scenario model to calculate ECL. An external consensus forecast is assembled from key sources, including HM Treasury (short and medium term forecasts), Bloomberg (based on median of economic forecasters) and the Urban Land Institute (for US House Prices), which forms the Baseline scenario. In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are calibrated to a similar severity to internal stress tests, whilst also considering IFRS 9 specific sensitivities and non-linearity. Downside 2 is benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. All scenarios are regenerated at a minimum annually. The scenarios include eight economic variables, (GDP, unemployment, House Price Index (HPI) and base rates in both the UK and US markets), and expanded variables using statistical models based on historical correlations. The upside and downside shocks are designed to evolve over a five-year stress horizon, with all five scenarios converging to a steady state after approximately eight years.

Scenario weights (audited) The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historical UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the Baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the Baseline; the further from the Baseline, the smaller the weight. This is reflected in the table below where the probability weights of the scenarios as of 31 December 2019 are shown. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for the Barclays Bank Group internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and base rates, credit cards and unsecured consumer loans are highly sensitive to unemployment.

The tables below show the macroeconomic variables for each scenario and their respective scenario weights. Macroeconomic variables are presented using the most relevant basis for each variable. 5-year average tables and movement over time graphs provide additional transparency.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2019
Scenario probability weighting	10.1	23.1	40.8	22.7	3.3
As at 31 December 2018
Scenario probability weighting	9.0	24.0	41.0	23.0	3.0

The weights of Upside 2 and Downside 2 have increased slightly reflecting the small decrease in dispersion in the scenarios. The impact on ECL is immaterial.

Macroeconomic variables used in the calculation of ECL (specific bases) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2019
UK GDP[b]	4.2	2.9	1.6	0.2	(4.7)
UK unemployment[c]	3.4	3.8	4.2	5.7	8.7
UK HPI[d]	46.0	32.0	3.1	(8.2)	(32.4)
UK bank rate[c]	0.5	0.5	0.7	2.8	4.0
US GDP[b]	4.2	3.3	1.9	0.4	(3.4)
US unemployment[c]	3.0	3.5	3.9	5.3	8.5
US HPI[d]	37.1	23.3	3.0	0.5	(19.8)
US federal funds rate[c]	1.5	1.5	1.7	3.0	3.5
As at 31 December 2018
UK GDP[b]	4.5	3.1	1.7	0.3	(4.1)
UK unemployment[c]	3.4	3.9	4.3	5.7	8.8
UK HPI[d]	46.4	32.6	3.2	(0.5)	(32.1)
UK bank rate[c]	0.8	0.8	1.0	2.5	4.0
US GDP[b]	4.8	3.7	2.1	0.4	(3.3)
US unemployment[c]	3.0	3.4	3.7	5.2	8.4
US HPI[d]	36.9	30.2	4.1	-	(17.4)
US federal funds rate[c]	2.3	2.3	2.7	3.0	3.5

Macroeconomic variables used in the calculation of ECL (5-year averages) (audited)[a]
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
As at 31 December 2019
UK GDP	3.2	2.4	1.6	0.8	(0.7)
UK unemployment	3.5	3.9	4.2	5.4	7.7
UK HPI	7.9	5.7	3.1	(1.1)	(6.5)
UK bank rate	0.5	0.5	0.7	2.5	3.7
US GDP	3.5	2.8	1.9	1.0	(0.5)
US unemployment	3.1	3.6	3.9	5.0	7.5
US HPI	6.5	4.3	3.0	1.3	(3.7)
US federal funds rate	1.6	1.7	1.7	2.9	3.4
As at 31 December 2018
UK GDP	3.4	2.6	1.7	0.9	(0.6)
UK unemployment	3.7	4.0	4.3	5.1	7.9
UK HPI	7.9	5.8	3.2	0.9	(6.4)
UK bank rate	0.8	0.8	1.0	2.3	3.7
US GDP	3.7	3.0	2.1	1.1	(0.5)
US unemployment	3.1	3.5	3.7	4.7	7.4
US HPI	6.5	5.4	4.1	2.4	(2.6)
US federal funds rate	2.3	2.3	2.7	3.0	3.4

Notes

aUK GDP = Real GDP growth seasonally adjusted; UK unemployment = UK unemployment rate 16-year+; UK HPI = Halifax All Houses, All Buyers Index; US GDP = Real GDP growth seasonally adjusted; US unemployment = US civilian unemployment rate 16-year+; US HPI = FHFA house price index.

bHighest annual growth in Upside scenarios; 5-year average in Baseline; lowest annual growth in Downside scenarios.

cLowest yearly average in Upside scenarios; 5-year average in Baseline; highest yearly average in Downside scenarios.

dCumulative growth (trough to peak) in Upside scenarios; 5-year average in Baseline; cumulative fall (peak-to-trough) in Downside scenarios.

Over the year, the macroeconomic baseline variables have worsened in the US, in part due to the trade dispute with China. Baseline expectations for the US federal funds rate have also moved lower from 2.7% to 1.7% averaged over the first five years. Macroeconomic baseline variables in the UK have remained fairly flat with a small decrease in bank rates driven by market expectations of lower interest rates in the next few years. The other scenarios are generally unchanged from 2018, with the exception of UK HPI in the Downside 1 scenario where the cumulative fall in house prices now represents a more severe fall of 8.2% versus 0.5% in 2018.

The graphs below plot the historical data for GDP growth rate and unemployment rate in the UK and US as well as the forecasted data under each of the five scenarios.

Over the year, the macroeconomic baseline variables have worsened in the US, in part due to the trade dispute with China. Baseline expectations for the US federal funds rate have also moved lower from 2.7% to 1.7% averaged over the first five years. Macroeconomic baseline variables in the UK have remained fairly flat with a small decrease in bank rates driven by market expectations of lower interest rates in the next few years. The other scenarios are generally unchanged from 2018, with the exception of UK HPI in the Downside 1 scenario where the cumulative fall in house prices now represents a more severe fall of 8.2% versus 0.5% in 2018.

The graphs below plot the historical data for GDP growth rate and unemployment rate in the UK and US as well as the forecasted data under each of the five scenarios.

ECL under 100% weighted scenarios for modelled portfolios (audited)

The table below shows the Expected Credit Risk (ECL) assuming scenarios have been 100% weighted. Model exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as required for Barclays reported impairment allowances. As a result, it is not possible to back solve to the final reported weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario. Model exposure uses Exposure at default (EAD) values and is not directly comparable to gross exposure used in prior disclosures. For Credit cards, unsecured loans and other retail lending, an average EAD measure is used (12 month or lifetime depending on stage allocation in each scenario). Therefore, the model exposure movement into Stage 2 is higher than the corresponding Stage 1 reduction.

All ECL using a model is included, with the exception of Treasury assets (£7.7m of ECL), providing additional coverage as compared to the 2018 year-end disclosure. Non-modelled exposures and management adjustments are excluded. Management adjustments can be found on page 54. The prior year comparative includes key principal portfolios amounting to circa 80% of total impairment allowance.

Model Exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2019 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in UK GDP. Unemployment rises towards 9% and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, model exposure moves between stages as the economic environment weakens. This can be seen in the movement of £17bn of model exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate

	Scenarios
As at 31 December 2019	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Model Exposure (£m)
Home loans	4,887	4,902	4,894	4,887	4,876	4,863
Credit cards, unsecured loans and other retail lending	37,599	37,361	37,534	37,269	37,921	38,414
Wholesale loans	141,272	142,393	142,125	141,806	139,227	126,882
Stage 1 Model ECL (£m)
Home loans	5	4	4	5	5	5
Credit cards, unsecured loans and other retail lending	350	344	347	342	349	356
Wholesale loans	184	141	152	164	244	268
Stage 1 Coverage (%)
Home loans	0.1	0.1	0.1	0.1	0.1	0.1
Credit cards, unsecured loans and other retail lending	0.9	0.9	0.9	0.9	0.9	0.9
Wholesale loans	0.1	0.1	0.1	0.1	0.2	0.2
Stage 2 Model Exposure (£m)
Home loans	511	496	505	512	522	535
Credit cards, unsecured loans and other retail lending	4,228	3,350	3,540	4,025	5,615	7,204
Wholesale loans	13,099	11,979	12,246	12,566	15,145	27,489
Stage 2 Model ECL (£m)
Home loans	36	32	34	35	41	47
Credit cards, unsecured loans and other retail lending	784	584	638	739	1,115	2,450
Wholesale loans	352	253	280	314	493	1,240
Stage 2 Coverage (%)
Home loans	7.1	6.6	6.7	6.8	7.8	8.8
Credit cards, unsecured loans and other retail lending	18.5	17.4	18.0	18.4	19.8	34.0
Wholesale loans	2.7	2.1	2.3	2.5	3.3	4.5
Stage 3 Model Exposure (£m)
Home loans	711	711	711	711	711	711
Credit cards, unsecured loans and other retail lending	1,697	1,697	1,697	1,697	1,697	1,697
Wholesale loans[a]	279	279	279	279	279	279
Stage 3 Model ECL (£m)
Home loans	260	258	259	260	261	264
Credit cards, unsecured loans and other retail lending	1,382	1,367	1,374	1,380	1,395	1,418
Wholesale loans[a]	3	2	2	3	4	5
Stage 3 Coverage (%)
Home loans	36.5	36.3	36.4	36.5	36.7	37.2
Credit cards, unsecured loans and other retail lending	81.5	80.5	81.0	81.3	82.2	83.6
Wholesale loans[a]	1.0	0.8	0.9	0.9	1.3	1.9
Total Model ECL (£m)
Home loans	301	294	297	300	307	316
Credit cards, unsecured loans and other retail lending	2,516	2,295	2,359	2,461	2,859	4,224
Wholesale loans[a]	539	396	434	481	741	1,513

Note

aMaterial wholesale loan defaults are individually assessed across different recovery strategies. As a result, ECL of £398m is reported as non-modelled in the table below

Reconciliation to total ECL	£m
Total model ECL	3,355
ECL from non-modelled, individually assessed, and other adjustments	630
ECL from management adjustments	(37)
Total ECL	3,948

The total weighted ECL represents a 4% uplift from the Baseline ECL, largely driven by wholesale loans.

Home loans: Total weighted ECL of £301m represents a 0.4% increase over the Baseline ECL (£300m), reflecting the nature of the Italy portfolio.

Credit cards, unsecured loans and other retail lending: Total weighted ECL of £2,516m represents a 2% increase over the Baseline ECL (£2,461m) reflecting the range of economic scenarios used, mainly impacted by Unemployment. Total ECL increases to £4,224m under Downside 2 scenario, mainly driven by Stage 2, where coverage rates increase to 34.0% from a weighted scenario approach of 18.5% and a £3bn increase in model exposure that meets the Significant Increase in Credit Risk criteria and transitions from Stage 1 to Stage 2.

Wholesale loans: Total weighted ECL of £539m represents a 12% increase over the Baseline ECL (£481m) reflecting the range of economic scenarios used, with exposures in the Investment Bank particularly sensitive to Downside 2 scenario.

	Scenarios
As at 31 December 2018	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2

Stage 1 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	15,399	16,345	15,629	15,437	15,063	12,125
Wholesale loans	80,835	81,346	81,180	80,941	80,517	73,715
Stage 1 ECL (£m)
Credit cards, unsecured loans and other retail lending	208	168	202	205	212	231
Wholesale loans	175	161	163	162	203	242
Stage 1 Coverage (%)
Credit cards, unsecured loans and other retail lending	1.4	1.0	1.3	1.3	1.4	1.9
Wholesale loans	0.2	0.2	0.2	0.2	0.3	0.3

Stage 2 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	4,084	3,138	3,853	4,046	4,420	7,358
Wholesale loans	11,377	10,866	11,031	11,271	11,694	18,496
Stage 2 ECL (£m)
Credit cards, unsecured loans and other retail lending	937	719	830	901	1,111	2,414
Wholesale loans	323	277	290	302	397	813
Stage 2 Coverage (%)
Credit cards, unsecured loans and other retail lending	22.9	22.9	21.5	22.3	25.1	32.8
Wholesale loans	2.8	2.5	2.6	2.7	3.4	4.4

Stage 3 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	1,396	1,396	1,396	1,396	1,396	1,396
Wholesale loans[a]	1,165	n/a	n/a	1,165	n/a	n/a
Stage 3 ECL (£m)
Credit cards, unsecured loans and other retail lending	1,181	1,168	1,174	1,181	1,189	1,207
Wholesale loans[a]	333	n/a	n/a	323	n/a	n/a
Stage 3 Coverage (%)
Credit cards, unsecured loans and other retail lending	84.6	83.7	84.1	84.6	85.2	86.5
Wholesale loans[a]	28.6	n/a	n/a	27.7	n/a	n/a

Total ECL (£m)
Credit cards, unsecured loans and other retail lending	2,326	2,055	2,206	2,287	2,512	3,852
Wholesale loans[a]	831	n/a	n/a	787	n/a	n/a

Note

aMaterial corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the Baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.

Staging sensitivity (audited)

An increase of 1% (£1,453m) of total gross exposure into Stage 2 (from Stage 1), would result in an increase in ECL impairment allowance of £116m based on applying the difference in Stage 2 and Stage 1 average impairment coverage ratios to the movement in gross exposure (refer to Loans and advances at amortised cost by product on page 49).

Credit risk concentrations by geography (audited)
Barclays Bank Group	UnitedKingdom	Americas	Europe	Asia	Africa and Middle East	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	29,791	28,273	52,003	15,128	745	125,940
Cash collateral and settlement balances	23,775	23,593	25,955	5,326	837	79,486
Loans and advances at amortised cost	62,568	45,863	24,450	5,881	2,874	141,636
Reverse repurchase agreements and other similar secured lending	12	15	401	470	833	1,731
Trading portfolio assets	11,538	27,249	12,922	4,786	763	57,258
Financial assets at fair value through the income statement	26,363	70,832	11,272	12,534	1,921	122,922
Derivative financial instruments	70,256	63,337	83,165	11,189	1,694	229,641
Financial assets at fair value through other comprehensive income	8,383	16,092	17,884	2,945	101	45,405
Other assets	407	124	81	2	-	614
Total on-balance sheet	233,093	275,378	228,133	58,261	9,768	804,633

Off-balance sheet:
Contingent liabilities	6,789	10,838	3,862	1,562	726	23,777
Loan commitments	39,247	192,857	33,182	3,130	1,611	270,027
Total off-balance sheet	46,036	203,695	37,044	4,692	2,337	293,804
Total	279,129	479,073	265,177	62,953	12,105	1,098,437

As at 31 December 2018
On-balance sheet:
Cash and balances at central banks	39,143	36,045	51,395	9,064	712	136,359
Cash collateral and settlement balances	24,611	22,184	22,309	4,872	376	74,352
Loans and advances at amortised cost	54,700	46,799	27,470	4,952	3,038	136,959
Reverse repurchase agreements and other similar secured lending	45	68	97	83	1,320	1,613
Trading portfolio assets	12,296	34,369	13,374	3,616	713	64,368
Financial assets at fair value through the income statement	30,305	73,475	20,984	13,556	1,758	140,078
Derivative financial instruments	69,943	58,699	80,003	12,172	1,866	222,683
Financial investments - debt securities	9,529	10,959	21,546	2,786	163	44,983
Other assets	448	110	137	3	1	699
Total on-balance sheet	241,020	282,708	237,315	51,104	9,947	822,094

Off-balance sheet:
Contingent liabilities	5,001	8,996	3,572	1,289	536	19,394
Loan commitments	42,224	175,951	34,447	3,310	1,836	257,768
Total off-balance sheet	47,225	184,947	38,019	4,599	2,372	277,162
Total	288,245	467,655	275,334	55,703	12,319	1,099,256

Credit risk concentrations by industry (audited)
Barclays Bank Group	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	4	-	-	-	125,936	-	-	-	-	-	-	125,940
Cash collateral and settlement balances	16,638	54,582	516	64	6,122	536	51	642	-	-	335	79,486
Loans and advances at amortised cost	9,185	20,230	7,940	13,610	11,402	5,278	8,226	14,588	10,986	33,560	6,631	141,636
Reverse repurchase agreements and other similar secured lending	1,172	486	-	-	73	-	-	-	-	-	-	1,731
Trading portfolio assets	2,806	9,050	2,787	1,053	32,298	2,996	842	3,158	-	-	2,268	57,258
Financial assets at fair value through the income statement	11,694	97,824	620	3,609	5,340	37	-	3,318	358	-	122	122,922
Derivative financial instruments	125,612	83,286	2,049	2,273	7,811	3,077	562	1,635	-	2	3,334	229,641
Financial assets at fair value through other comprehensive income	13,158	2,938	-	208	28,489	-	-	415	-	-	197	45,405
Other assets	180	312	1	-	2	7	-	104	-	2	6	614
Total on-balance sheet	180,449	268,708	13,913	20,817	217,473	11,931	9,681	23,860	11,344	33,564	12,893	804,633

Off-balance sheet:
Contingent liabilities	1,250	8,043	3,549	703	1,231	3,318	1,072	2,831	-	109	1,671	23,777
Loan commitments	1,861	47,619	42,001	13,358	1,703	29,865	14,320	22,491	49	73,573	23,187	270,027
Total off-balance sheet	3,111	55,662	45,550	14,061	2,934	33,183	15,392	25,322	49	73,682	24,858	293,804
Total	183,560	324,370	59,463	34,878	220,407	45,114	25,073	49,182	11,393	107,246	37,751	1,098,437

As at 31 December 2018
On-balance sheet:
Cash and balances at central banks	-	-	-	-	136,359	-	-	-	-	-	-	136,359
Cash collateral and settlement balances	17,294	48,340	498	75	6,470	386	223	717	-	-	349	74,352
Loans and advances at amortised cost	9,692	17,734	8,379	13,143	3,474	5,442	9,678	17,222	13,160	32,818	6,217	136,959
Reverse repurchase agreements and other similar secured lending	1,369	169	-	37	38	-	-	-	-	-	-	1,613
Trading portfolio assets	3,502	9,550	3,825	897	34,817	4,202	1,202	3,481	-	-	2,892	64,368
Financial assets at fair value through the income statement	30,374	96,708	-	5,371	5,295	31	13	1,881	405	-	-	140,078
Derivative financial instruments	123,999	80,302	2,390	1,974	5,987	2,791	486	2,012	-	-	2,742	222,683
Financial assets at fair value through other comprehensive income	11,066	1,880	-	200	31,701	-	-	136	-	-	-	44,983
Other assets	288	411	-	-	-	-	-	-	-	-	-	699
Total on-balance sheet	197,584	255,094	15,092	21,697	224,141	12,852	11,602	25,449	13,565	32,818	12,200	822,094

Off-balance sheet:
Contingent liabilities	939	3,841	3,470	626	980	3,491	952	3,445	-	116	1,524	19,384
Loan commitments	1,265	42,844	39,827	12,280	1,629	26,520	14,127	21,702	1,409	71,781	24,384	257,768
Total off-balance sheet	2,204	46,685	43,297	12,906	2,609	30,011	15,079	25,147	1,409	71,897	25,908	277,162
Total	199,788	301,779	58,389	34,603	226,750	42,863	26,681	50,606	14,974	104,715	38,108	1,099,256

Credit risk concentrations by industry (audited)
Barclays Bank PLC	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	112,287	-	-	-	-	-	-	112,287
Cash collateral and settlement balances	16,098	52,313	446	64	5,723	523	48	412	-	-	195	75,822
Loans and advances at amortised cost	15,060	75,321	7,146	12,887	11,009	4,845	7,569	12,628	4,846	4,358	5,994	161,663
Reverse repurchase agreements and other similar secured lending	1,775	3,091	-	-	73	-	-	-	-	-	-	4,939
Trading portfolio assets	2,383	5,193	2,624	792	24,103	2,749	807	2,910	-	-	2,073	43,634
Financial assets at fair value through the income statement	10,742	140,562	617	3,298	4,985	25	-	1,957	-	-	118	162,304
Derivative financial instruments	129,873	80,815	1,870	2,174	6,732	2,685	539	1,642	-	2	3,006	229,338
Financial assets at fair value through other comprehensive income	12,354	2,939	-	208	27,647	-	-	415	-	-	197	43,760
Other assets	352	306	-	-	-	-	-	61	-	-	-	719
Total on-balance sheet	188,637	360,540	12,703	19,423	192,559	10,827	8,963	20,025	4,846	4,360	11,583	834,466

Off-balance sheet:
Contingent Liabilities	2,049	13,110	2,445	503	1,231	2,798	963	2,622	-	35	1,587	27,343
Loan commitments	1,554	51,408	38,798	12,822	1,690	27,079	13,282	21,211	17	1,405	21,584	190,850
Total off-balance sheet	3,603	64,518	41,243	13,325	2,921	29,877	14,245	23,833	17	1,440	23,171	218,193
Total	192,240	425,058	53,946	32,748	195,480	40,704	23,208	43,858	4,863	5,800	34,754	1,052,659
As at 31 December 2018
On-balance sheet:
Cash and balances at central banks	-	-	-	-	126,002	-	-	-	-	-	-	126,002
Cash collateral and settlement balances	16,452	41,821	386	50	6,442	356	87	262	-	-	340	66,196
Loans and advances at amortised cost	13,471	68,312	7,942	12,535	3,060	5,030	9,100	15,560	12,229	3,778	5,747	156,764
Reverse repurchase agreements and other similar secured lending	1,320	4,371	-	37	38	-	-	-	-	-	-	5,766
Trading portfolio assets	3,487	4,920	3,168	836	22,644	3,646	1,177	2,497	-	-	2,671	45,046
Financial assets at fair value through the income statement	19,732	146,973	-	5,371	5,295	-	13	1,423	401	-	-	179,208
Derivative financial instruments	124,499	78,384	2,390	1,974	5,987	2,791	478	2,004	-	-	2,740	221,247
Financial assets at fair value through other comprehensive income	10,183	1,865	-	200	31,313	-	-	136	-	-	-	43,697
Other assets	493	269	-	-	-	-	-	-	-	-	-	762
Total on-balance sheet	189,637	346,915	13,886	21,003	200,781	11,823	10,855	21,882	12,630	3,778	11,498	844,713

Off-balance sheet:
Contingent Liabilities	1,795	9,471	3,456	614	978	3,445	877	3,408	-	90	1,518	25,652
Loan commitments	6,033	44,522	39,288	12,129	1,629	26,471	13,816	21,039	1,397	1,086	24,322	191,732
Total off-balance sheet	7,828	53,993	42,744	12,743	2,607	29,916	14,693	24,447	1,397	1,176	25,840	217,384
Total	197,465	400,908	56,630	33,746	203,388	41,764	25,548	46,329	14,027	4,954	37,338	1,062,097

Balance sheet credit quality (audited)
Barclays Bank Group	PD Range	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total	0.0 to <0.60%	0.60 to <11.35%	11.35% to 100%	Total
As at 31 December 2019		£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks		125,940	-	-	125,940	100	-	-	100
Cash collateral and settlement balances		69,351	10,135	-	79,486	87	13	-	100
Loans and advances at amortised cost
Home loans		7,536	2,626	824	10,986	68	24	8	100
Credit cards, unsecured loans and other retail lending		13,631	18,019	1,853	33,503	40	54	6	100
Wholesale loans		75,638	19,716	1,793	97,147	78	20	2	100
Total loans and advances at amortised cost		96,805	40,361	4,470	141,636	69	28	3	100
Reverse repurchase agreements and other similar secured lending		1,642	89	-	1,731	95	5	-	100
Trading portfolio assets:
Debt securities		48,258	3,479	143	51,880	93	7	-	100
Traded loans		864	3,219	1,295	5,378	16	60	24	100
Total trading portfolio assets		49,122	6,698	1,438	57,258	85	12	3	100
Financial assets at fair value through the income statement:
Loans and advances		11,030	7,880	227	19,137	58	41	1	100
Debt securities		4,786	404	30	5,220	91	8	1	100
Reverse repurchase agreements		63,411	34,232	180	97,823	65	35	-	100
Other financial assets		736	6	-	742	99	1	-	100
Total financial assets at fair value through the income statement		79,963	42,522	437	122,922	65	35	-	100
Derivative financial instruments		216,508	13,012	121	229,641	94	6	-	100
Financial assets at fair value through other comprehensive income		45,405	-	-	45,405	100	-	-	100
Other assets		501	113	-	614	82	18	-	100
Total on-balance sheet		685,237	112,930	6,466	804,633	85	14	1	100

As at 31 December 2018
Cash and balances at central banks		136,359	-	-	136,359	100	-	-	100
Cash collateral and settlement balances		67,585	6,763	4	74,352	91	9	-	100
Loans and advances at amortised cost
Home loans		8,993	3,220	947	13,160	69	24	7	100
Credit cards, unsecured loans and other retail lending		14,893	17,489	1,409	33,791	44	52	4	100
Wholesale loans		65,080	23,562	1,366	90,008	72	26	2	100
Total loans and advances at amortised cost		88,966	44,271	3,722	136,959	65	32	3	100
Reverse repurchase agreements and other similar secured lending		1,125	444	44	1,613	69	28	3	100
Trading portfolio assets:
Debt securities		51,747	4,998	389	57,134	90	9	1	100
Traded loans		1,903	4,368	963	7,234	27	60	13	100
Total trading portfolio assets		53,650	9,366	1,352	64,368	83	15	2	100
Financial assets at fair value through the income statement:
Loans and advances		9,487	6,109	48	15,644	61	39	-	100
Debt securities		4,378	76	61	4,515	97	2	1	100
Reverse repurchase agreements		86,237	31,813	1,341	119,391	72	27	1	100
Other financial assets		524	4	-	528	99	1	-	100
Total financial assets at fair value through the income statement		100,626	38,002	1,450	140,078	72	27	1	100
Derivative financial instruments		211,841	10,790	52	222,683	95	5	-	100
Financial assets at fair value through other comprehensive income		44,835	148	-	44,983	100	-	-	100
Other assets		426	273	-	699	61	39	-	100
Total on-balance sheet		705,413	110,057	6,624	822,094	86	13	1	100

Barclays Bank Group
As at 31 December 2019
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	37,430	564	-	37,994	9	15	-	24	37,970	0.1
4-5	0.05 to < 0.15%	Strong	17,117	783	-	17,900	6	-	-	6	17,894	-
6-8	0.15 to < 0.30%	Strong	15,020	581	-	15,601	16	1	-	17	15,584	0.1
9-11	0.30 to < 0.60%	Strong	24,490	944	-	25,434	71	6	-	77	25,357	0.3
12-14	0.60 to < 2.15%	Satisfactory	24,211	1,740	-	25,951	134	102	-	236	25,715	0.9
15-19	2.15 to < 10%	Satisfactory	7,491	5,450	-	12,941	185	339	-	524	12,417	4.0
19	10 to < 11.35%	Satisfactory	1,945	339	-	2,284	21	34	-	55	2,229	2.4
20-21	11.35 to < 100%	Higher Risk	641	2,238	-	2,879	50	561	-	611	2,268	21.2
22	100%	Credit Impaired	-	-	4,348	4,348	-	-	2,146	2,146	2,202	49.4
Total			128,345	12,639	4,348	145,332	492	1,058	2,146	3,696	141,636	2.5

As at 31 December 2018
Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	27,116	434	-	27,550	21	7	-	28	27,522	0.1
4-5	0.05 to < 0.15%	Strong	17,651	556	-	18,207	2	1	-	3	18,204	-
6-8	0.15 to < 0.30%	Strong	12,531	353	-	12,884	19	7	-	26	12,858	0.2
9-11	0.30 to < 0.60%	Strong	29,577	880	-	30,457	64	11	-	75	30,382	0.2
12-14	0.60 to < 2.15%	Satisfactory	28,638	3,344	-	31,982	178	139	-	317	31,665	1.0
15-19	2.15 to < 10%	Satisfactory	5,696	5,101	-	10,797	163	404	-	567	10,230	5.3
19	10 to < 11.35%	Satisfactory	1,141	1,307	-	2,448	15	57	-	72	2,376	2.9
20-21	11.35 to < 100%	Higher Risk	239	2,049	-	2,288	27	629	-	656	1,632	28.7
22	100%	Credit Impaired	-	-	4,189	4,189	-	-	2,099	2,099	2,090	50.1
Total			122,589	14,024	4,189	140,802	489	1,255	2,099	3,843	136,959	2.7

As at 31 December 2019
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	6,198	118	-	6,316	1	-	-	1	6,315	-
4-5	0.05 to < 0.15%	Strong	4,199	40	-	4,239	1	-	-	1	4,238	-
6-8	0.15 to < 0.30%	Strong	2,953	103	-	3,056	1	-	-	1	3,055	-
9-11	0.30 to < 0.60%	Strong	4,551	136	-	4,687	2	2	-	4	4,683	0.1
12-14	0.60 to < 2.15%	Satisfactory	2,529	654	-	3,183	7	8	-	15	3,168	0.5
15-19	2.15 to < 10%	Satisfactory	663	244	-	907	4	8	-	12	895	1.3
19	10 to < 11.35%	Satisfactory	421	172	-	593	9	9	-	18	575	3.0
20-21	11.35 to < 100%	Higher Risk	117	282	-	399	-	30	-	30	369	7.5
22	100%	Credit Impaired	-	-	354	354	-	-	5	5	349	1.4
Total			21,631	1,749	354	23,734	25	57	5	87	23,647	0.4

As at 31 December 2018
Credit risk profile by internal PD grade for contingent liabilities[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	5,763	38	-	5,801	2	-	-	2	5,799	-
4-5	0.05 to < 0.15%	Strong	3,687	129	-	3,816	1	-	-	1	3,815	-
6-8	0.15 to < 0.30%	Strong	1,433	55	-	1,488	1	-	-	1	1,487	0.1
9-11	0.30 to < 0.60%	Strong	3,206	222	-	3,428	1	3	-	4	3,424	0.1
12-14	0.60 to < 2.15%	Satisfactory	2,544	509	-	3,053	4	5	-	9	3,044	0.3
15-19	2.15 to < 10%	Satisfactory	464	252	-	716	1	3	-	4	712	0.6
19	10 to < 11.35%	Satisfactory	534	203	-	737	6	5	-	11	726	1.5
20-21	11.35 to < 100%	Higher Risk	48	229	-	277	-	11	-	11	266	4.0
22	100%	Credit Impaired	-	-	74	74	-	-	2	2	72	2.7
Total			17,679	1,637	74	19,390	16	27	2	45	19,345	0.2

As at 31 December 2019
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	77,725	990	-	78,715	4	-	-	4	78,711	-
4-5	0.05 to < 0.15%	Strong	53,910	1,480	-	55,390	3	-	-	3	55,387	-
6-8	0.15 to < 0.30%	Strong	43,728	811	-	44,539	6	1	-	7	44,532	-
9-11	0.30 to < 0.60%	Strong	28,813	1,294	-	30,107	10	2	-	12	30,095	-
12-14	0.60 to < 2.15%	Satisfactory	27,115	2,066	-	29,181	26	9	-	35	29,146	0.1
15-19	2.15 to < 10%	Satisfactory	4,322	2,050	-	6,372	7	21	-	28	6,344	0.4
19	10 to < 11.35%	Satisfactory	3,454	1,814	-	5,268	4	7	-	11	5,257	0.2
20-21	11.35 to < 100%	Higher Risk	594	1,852	-	2,446	-	15	-	15	2,431	0.6
22	100%	Credit Impaired	-	-	349	349	-	-	50	50	299	14.3
Total			239,661	12,357	349	252,367	60	55	50	165	252,202	0.1

As at 31 December 2018
Credit risk profile by internal PD grade for loan commitments[a] (audited)
			Gross carrying amount				Allowance for ECL				Net exposure	Coverage ratio
	PD range	Credit quality description	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Grading	%		£m	£m	£m	£m	£m	£m	£m	£m	£m	%
1-3	0.0 to < 0.05%	Strong	71,089	1,590	-	72,679	4	1	-	5	72,674	-
4-5	0.05 to < 0.15%	Strong	50,221	1,368	-	51,589	3	1	-	4	51,585	-
6-8	0.15 to < 0.30%	Strong	24,109	581	-	24,690	3	1	-	4	24,686	-
9-11	0.30 to < 0.60%	Strong	26,740	1,045	-	27,785	7	1	-	8	27,777	-
12-14	0.60 to < 2.15%	Satisfactory	41,076	2,766	-	43,842	31	10	-	41	43,801	0.1
15-19	2.15 to < 10%	Satisfactory	16,089	4,388	-	20,477	23	23	-	46	20,431	0.2
19	10 to < 11.35%	Satisfactory	919	596	-	1,515	1	7	-	8	1,507	0.5
20-21	11.35 to < 100%	Higher Risk	668	2,473	-	3,141	3	33	-	36	3,105	1.1
22	100%	Credit Impaired	-	-	347	347	-	-	20	20	327	5.8
Total			230,911	14,807	347	246,065	75	77	20	172	245,893	0.1

Note

a Excludes loan commitments and financial guarantees carried at fair value of £17.7bn (2018: £11.7bn) for Barclays Bank Group.

The table below shows the total management VaR on a diversified basis by risk factor. Total management VaR includes all trading positions in CIB and the supporting Barclays Bank Group Treasury desks.

Limits are applied against each risk factor VaR as well as total Management VaR, which are then cascaded further by risk managers to each business.

The daily average, maximum and minimum values of management VaR

Management VaR (95%, one day) (audited)
	2019			2018
	Average	High[b]	Low[b]	Average	High[b]	Low[b]
For the year ended 31 December[a]	£m	£m	£m	£m	£m	£m
Credit risk	12	17	8	11	16	8
Interest rate risk	6	11	3	8	18	3
Equity risk	10	22	5	7	14	4
Basis risk	8	11	6	6	8	4
Spread risk	4	5	3	6	9	3
Foreign exchange risk	3	5	2	3	7	1
Commodity risk	1	2	-	1	2	-
Inflation risk	2	3	1	3	4	2
Diversification effect[b]	(23)	n/a	n/a	(25)	n/a	n/a
Total management VaR	23	29	16	20	27	15

Notes

aExcludes BAGL from 23 July 2018.

bDiversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Contractual maturity of financial assets and liabilities (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
As at 31 December 2019	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	125,065	766	109	–	–	–	–	–	–	–	125,940
Cash collateral and settlement balances	2,122	77,361	3	–	–	–	–	–	–	–	79,486
Loans and advances at amortised cost	11,396	10,376	9,764	4,513	6,227	17,780	18,460	26,294	14,565	22,261	141,636
Reverse repurchase agreements and other similar secured lending	13	1,449	–	–	–	77	190	–	–	2	1,731
Trading portfolio assets	113,337	–	–	–	–	–	–	–	–	–	113,337
Financial assets at fair value through the income statement	14,257	90,292	13,969	3,431	1,150	1,082	313	888	1,803	2,285	129,470
Derivative financial instruments	229,460	49	–	–	–	7	21	1	78	25	229,641
Financial assets at fair value through other comprehensive income	–	3,176	1,672	817	455	3,510	4,305	9,737	17,544	4,190	45,406
Other financial assets	307	168	126	–	13	–	–	–	–	–	614
Total financial assets	495,957	183,637	25,643	8,761	7,845	22,456	23,289	36,920	33,990	28,763	867,261
Other assets											9,411
Total assets											876,672
Liabilities
Deposits at amortised cost	158,218	39,831	7,127	2,291	3,147	1,102	536	530	545	554	213,881
Cash collateral and settlement balances	3,077	64,592	13	–	–	–	–	–	–	–	67,682
Repurchase agreements and other similar secured borrowing	7	1,489	–	–	–	–	–	470	–	66	2,032
Debt securities in issue	–	12,418	4,601	3,262	3,036	2,989	131	3,444	3,366	289	33,536
Subordinated liabilities	–	207	834	397	832	7,999	6,836	7,627	4,784	3,909	33,425
Trading portfolio liabilities	35,212	–	–	–	–	–	–	–	–	–	35,212
Financial liabilities designated at fair value	13,952	128,078	10,890	6,519	3,797	6,968	6,235	7,702	7,127	13,178	204,446
Derivative financial instruments	228,338	–	–	8	–	36	41	42	88	387	228,940
Other financial liabilities	217	1,388	19	18	16	777	29	86	183	70	2,803
Total financial liabilities	439,021	248,003	23,484	12,495	10,828	19,871	13,808	19,901	16,093	18,453	821,957
Other liabilities											4,100
Total liabilities											826,057
Cumulative liquidity gap	56,936	(7,430)	(5,271)	(9,005)	(11,988)	(9,403)	78	17,097	34,994	45,304	50,615

Contractual maturity of financial liabilities - undiscounted (audited)
Barclays Bank Group	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Deposits at amortised cost	158,218	39,844	7,138	5,457	1,648	532	554	595	213,986
Cash collateral and settlement balances	3,077	64,614	13	–	–	–	–	–	67,704
Repurchase agreements and other similar secured borrowing	7	1,491	–	–	–	485	–	149	2,132
Debt securities in issue	–	12,473	4,627	6,332	3,229	3,582	3,508	290	34,041
Subordinated liabilities	–	207	845	1,302	18,750	9,875	6,364	8,617	45,960
Trading portfolio liabilities	35,212	–	–	–	–	–	–	–	35,212
Financial liabilities designated at fair value	13,952	128,203	11,020	10,597	13,500	8,054	7,519	19,392	212,237
Derivative financial instruments	228,338	–	–	8	79	45	99	396	228,965
Other financial liabilities	217	1,388	19	34	819	99	197	98	2,871
Total financial liabilities	439,021	248,220	23,662	23,730	38,025	22,672	18,241	29,537	843,108

As at 31 December 2018
Deposits at amortised cost	155,788	29,301	6,066	4,739	1,887	568	412	816	199,577
Cash collateral and settlement balances	3,446	64,295	5	2	–	–	–	–	67,748
Repurchase agreements and other similar secured borrowing	1,331	5,561	–	–	3	–	486	–	7,381
Debt securities in issue	26	13,749	5,779	8,637	5,454	1,195	4,519	229	39,588
Subordinated liabilities	–	306	–	123	10,477	12,420	6,867	10,393	40,586
Trading portfolio liabilities	36,614	–	–	–	–	–	–	–	36,614
Financial liabilities designated at fair value	14,280	144,693	6,948	12,731	16,528	7,679	5,008	17,621	225,488
Derivative financial instruments	219,527	13	–	–	6	3	4	59	219,612
Other financial liabilities	141	1,982	–	–	343	–	–	–	2,466
Total financial liabilities	431,153	259,900	18,798	26,232	34,698	21,865	17,296	29,118	839,060

Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Guarantees, letters of credit and credit insurance	5,205	106	22	81	–	11	12	21	12	34	5,504
Other commitments received	91	–	–	2,373	–	–	–	–	–	–	2,464
Total off-balance sheet commitments received	5,296	106	22	2,454	–	11	12	21	12	34	7,968

As at 31 December 2018
Guarantees, letters of credit and credit insurance	5,581	110	20	13	16	65	10	33	10	5	5,863
Other commitments received	93	42	–	–	–	–	–	–	–	–	135
Total off-balance sheet commitments received	5,674	152	20	13	16	65	10	33	10	5	5,998

Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Barclays Bank Group	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2019
Contingent liabilities	22,836	366	86	125	140	143	42	28	3	8	23,777
Documentary credits and other short-term trade related transactions	1,287	3	1	–	–	–	–	–	–	–	1,291
Standby facilities, credit lines and other commitments	264,346	1,134	792	973	638	118	98	273	139	225	268,736
Total off-balance sheet commitments given	288,469	1,503	879	1,098	778	261	140	301	142	233	293,804

As at 31 December 2018
Contingent liabilities	15,435	1,102	553	145	170	415	435	641	319	179	19,394
Documentary credits and other short-term trade related transactions	70	1,263	325	55	14	11	3	–	–	–	1,741
Standby facilities, credit lines and other commitments	250,802	1,734	1,311	397	667	311	257	424	19	105	256,027
Total off-balance sheet commitments given	266,307	4,099	2,189	597	851	737	695	1,065	338	284	277,162

Foreign exchange risk (audited)

Barclays Bank Group is exposed to two sources of foreign exchange risk.

a) Transactional foreign currency exposure

Transactional foreign currency exposures represent exposure on banking assets and liabilities, denominated in currencies other than the functional currency of the transacting entity.

Barclays Bank Group risk management policies are designed to prevent the holding of significant open positions in foreign currencies outside the trading portfolio managed by Barclays International which is monitored through VaR.

Banking book transactional foreign exchange risk outside of Barclays International is monitored on a daily basis by the market risk function and minimised by the businesses.

b) Translational foreign exchange exposure

Barclays Bank Group investments in overseas subsidiaries and branches create capital resources denominated in foreign currencies, principally USD and EUR. Changes in the GBP value of the net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital.

Barclays Bank Group strategy is to minimise the volatility of the capital ratios caused by foreign exchange movements, by matching the CET1 capital movements to the revaluation of Barclays Bank Group foreign currency RWA exposures.

Functional currency of operations (audited)
	Foreigncurrencynetinvestments	Borrowingswhich hedgethe netinvestments	Derivativeswhich hedgethe netinvestments	Structuralcurrencyexposurespre- economichedges	Economichedges	Remainingstructuralcurrencyexposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2019
USD	25,628	(8,073)	(1,111)	16,443	(5,339)	11,104
EUR	2,987	(3)	-	2,984	(1,122)	1,862
JPY	533	-	-	533	-	533
Other	1,741	-	(34)	1,707	-	1,707
Total	30,889	(8,076)	(1,145)	21,667	(6,461)	15,206

As at 31 December 2018
USD	28,857	(12,322)	(2,931)	13,604	(4,827)	8,777
EUR	2,672	(3)	-	2,669	(2,146)	523
JPY	489	-	-	489	-	489
Other	2,026	-	(37)	1,989	-	1,989
Total	34,044	(12,325)	(2,968)	18,751	(6,973)	11,778

Economic hedges relate to exposures arising on foreign currency denominated preference share and AT1 instruments. These are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes. The gain or loss arising from changes in the GBP value of these instruments is recognised on redemption in retained earnings.

During 2019, total structural currency exposure net of hedging instruments increased by £3.4bn to £15.2bn (2018: £11.8bn). Foreign currency net investments decreased by £3.1bn to £30.9bn (2018: £34.0bn) driven predominantly by a £3.3bn decrease in US Dollars and a £0.2bn decrease in other currencies offset by a £0.3bn increase in Euro. The hedges associated with these investments decreased by £6.1bn to £9.2bn (2018: £15.3bn).

Analysis of equity sensitivity[a] (audited)	31 December 2019		31 December 2018
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
Barclays Bank Group	£m	£m	£m	£m
Net interest income	25	(74)	55	(73)
Taxation effects on the above	(6)	18	(14)	19
Effect on profit for the year	19	(56)	41	(54)
As percentage of net profit after tax	0.7%	(2.0%)	4.1%	(5.3%)

Effect on profit for the year (per above)	19	(56)	41	(54)
Fair value through other comprehensive income reserve	(295)	303	(238)	245
Cash flow hedge reserve	(497)	497	(446)	446
Taxation effects on the above	198	(200)	171	(173)
Effect on equity	(575)	544	(472)	464
As percentage of equity	(1.1%)	1.1%	(1.0%)	1.0%